SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

Stock Options Grant

Subsequent to December 31, 2020, the Company granted 8,615,000 incentive stock options to Directors, Officers, employees and consultants of the Company under the terms of its share-based compensation plan. The stock options have an exercise price of $0.435 per share and are exercisable for a period of five years from the grant date.

Restricted Share Unit and Deferred Share Unit Grants

Subsequent to December 31, 2020, the Company granted 1,550,000 restricted share units to Officers of the Company under the terms of its share-based compensation plan and will vest and be payable in equal tranches over a three-year period (one-third per year) in common shares. In addition, the Company granted 40,000 deferred share units to a Director of the Company under the terms of its share-based compensation plan which will be payable in common shares.

Exercise of Stock Options and Warrants

Subsequent to December 31, 2020, 25,000 stock options were exercised for gross proceeds of $6,250 and 10,000 warrants were exercised for gross proceeds of $3,000.

Silver Stream with First Majestic Silver

Subsequent to December 31, 2020, the Company announced the positive results of a PFS completed for Springpole Gold Project. Upon completion of a positive PFS, in accordance with the Silver Purchase Agreement, First Mining received US$7.5 million from First Majestic (US$3.75 million paid in cash and the remaining US$3.75 million in common shares of First Majestic).

Pickle Crow Gold Project – Stage 1 Earn-In

Subsequent to December 31, 2020, Auteco has fulfilled the Stage 1 Earn-In $5,000,000 exploration expenditures requirement of the Earn-In Agreement with respect to its Pickle Crow Gold Project. As a result, Auteco will hold a meeting of its shareholders to approve the issuance of 100,000,000 Auteco shares to First Mining, and it will apply to the ASX for listing approval for such shares. First Mining expects to receive the 100,000,000 Auteco shares by the end of April, and upon receipt of such shares, Auteco will earn a 51% interest in PC Gold (the subsidiary which owns the Pickle Crow project).